GENERAL (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	$ 507,830	$ 2,238,447	$ 1,721,712	$ 7,238,572	$ 5,252,478
Working capital deficit	3,843,110		4,274,383
Retained Earnings (Accumulated Deficit)	17,536,520		17,423,930	17,651,482
Goodwill	747,976		747,976	747,976
Stockholders' Equity Attributable to Parent	488,771		1,702,653	7,238,572
Net Cash Provided by (Used in) Operating Activities	$ 538,065	$ 663,192	$ 2,552,547	$ 1,430,395